Accrued Expenses - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued Expenses [Abstract]
Accrued voyage expenses	$ 1,067	$ 1,437
Accrued loan interest	9,838	8,910
Accrued legal and professional fees	2,300	1,864
Total accrued expenses	$ 13,205	$ 12,211